Business Combinations	12 Months Ended
Dec. 31, 2023
Business Combinations [Abstract]
BUSINESS COMBINATIONS

NOTE 3—BUSINESS COMBINATIONS

On December 21, 2022, 1847 ICU entered into a securities purchase agreement, which was amended on February 9, 2023, with the stockholders of ICU Eyewear, pursuant to which 1847 ICU agreed to acquire all of the issued and outstanding capital stock or other equity securities of ICU Eyewear. The acquisition of ICU Eyewear was completed on February 9, 2023.

Headquartered in Hollister, California and founded in 1956, ICU Eyewear specializes in the sale and distribution of reading eyewear and sunglasses, blue light blocking eyewear, sun readers, and other outdoor specialty sunglasses, as well as personal protective equipment, including face masks and other select health and personal care items. The acquisition of ICU Eyewear aligned with the Company’s acquisition strategy of targeting small businesses in various industries that the Company expects will face minimal threats of technological or competitive obsolescence, produce positive and stable earnings and cash flow, as well as achieve attractive returns on the Company’s invested capital.

The aggregate purchase price was $4,500,000 (subject to adjustment), consisting of (i) $4,000,000 in cash, minus any unpaid debt of ICU Eyewear and certain transaction expenses, and (ii) 6% subordinated promissory notes in the aggregate principal amount of $500,000.

The Company accounted for the acquisition using the acquisition method of accounting in accordance with ASC 805 and allocated the purchase price to the tangible and intangible assets acquired and liabilities assumed based on their estimated fair values at the acquisition date.

The purchase price was allocated as follows:

	Initial Allocation (1)	Adjustments	Updated Allocation
Purchase consideration at fair value:
Cash	$4,000,000	$-	$4,000,000
Notes payable, net of debt discount	500,000	-	500,000
Amount of consideration	$4,500,000	$-	$4,500,000

Assets acquired and liabilities assumed at fair value
Cash	$329,113	$19,025	$348,138
Accounts receivable	1,922,052	(75,925)	1,846,127
Inventory	9,997,332	(3,357,014)	6,640,318
Prepaids and other current assets	79,777	29,959	109,736
Property and equipment	545,670	(146,202)	399,468
Other assets	74,800	-	74,800
Customer-related intangible	-	336,000	336,000
Marketing-related intangible	308,000	(69,000)	239,000
Goodwill	-	757,283	757,283
Accounts payable and accrued expenses	(6,116,883)	133,987	(6,250,870)
Net assets acquired	$7,139,861	$-	$4,500,000

(1)	As reported in the Company’s September 30, 2023 Form 10-Q, filed on November 14, 2023.

The adjustments to the initial allocation are based on more detailed information obtained about the specific assets acquired and liabilities assumed.

The estimated remaining useful life on the property and equipment acquired ranges from one to two years. The Company is amortizing the customer-related intangible asset over ten years and the marketing-related intangible asset over five years. Goodwill is not deductible for tax purposes.

From the date of acquisition, ICU Eyewear contributed revenues of $15,454,097 and net loss from continuing operations of $2,468,448, which are included in the consolidated statement of operations for the year ended December 31, 2023.

Pro Forma Information

The following unaudited pro forma results presented below include the effects of the ICU Eyewear acquisition as it had been consummated as of January 1, 2022, with adjustments to give effect to pro forma events that are directly attributable to the acquisition.

	For the Years Ended December 31,
	2023	2022
Revenues	$70,711,483	$69,375,505
Net loss	(32,595,728)	(11,806,564)
Net loss attributable to common shareholders	(33,903,916)	(21,076,180)
Loss per share attributable to common shareholders:
Basic and diluted	$(338.68)	$(285.40)

These unaudited pro forma results are presented for informational purposes only and are not necessarily indicative of what the actual results of operations would have been if the acquisitions had occurred at the beginning of the period presented, nor are they indicative of future results of operations.